Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal			$ 76,563	$ 54,615	$ 70,210
State			16,408	12,076	14,708
Total current			92,971	66,691	84,918
Deferred:
Federal			(4,733)	12,113	(1,133)
State			(1,225)	2,333	(1,503)
Total deferred			(5,958)	14,446	(2,636)
Total provision for income taxes, continuing operations	$ 19,641	$ 22,460	$ 87,013	$ 81,137	$ 82,282